C. Liquidity	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
C. Liquidity

As of September 30, 2016, we had approximately $3,155,000 of cash and cash equivalents, an increase of $3,061,000 from September 30, 2015. The increase in cash was primarily due to our 2015 capital raise, which was offset by cash used in operations.  In order to fund on-going operating cash requirements, or to accelerate or expand our oncology and other programs, we may need to raise significant additional funds.

We had a net loss of $3,558,000 for the fiscal year ended September 30, 2016, compared to a net loss of $2,628,000 for the fiscal year ended September 30, 2015. For the same periods, we had cash outflows from operations of approximately $3,109,000 and cash outflows from operations of approximately $2,443,000, respectively, with the outflows increasing in 2016 due to lower revenue from BARDA.

Our ongoing future cash requirements will depend on numerous factors, particularly the progress of our development programs, clinical trials and our ability to negotiate and complete collaborative agreements or out-licensing arrangements. In order to help fund our on-going operating cash requirements, we intend to seek new collaborations for our antioxidant research program that include initial cash payments and on-going research support. In addition, we might sell additional shares of our stock and/or convertible debentures and explore other strategic and financial alternatives, including a merger with another company, the sale of stock and/or debt, the establishment of new collaborations for current research programs that include initial cash payments and ongoing research support and the out-licensing of our compounds for development by a third party. We expect to incur additional losses and negative cash flow from operations for several more years.

Under the BARDA Contract, substantially all of the costs of the development of 10150 as a medical countermeasure for pulmonary injuries resulting from an acute exposure to radiation from a radiological/nuclear accident or attack, particularly injuries associated with ARS or DEARE could be paid for by the U.S. government through BARDA funding. We recognized approximately $2,076,000 in revenue during the fiscal year ended September 30, 2016 related to the BARDA Contract.